Statement of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES	$ 1,925,592,000	$ 2,008,997,000
EXPENSES
OPERATING	1,231,377,000	1,281,704,000
SELLING, GENERAL AND ADMINISTRATION	220,693,000	218,494,000
RESTRUCTURING	3,682,000	0
GOODWILL IMPAIRMENT	0	0
AMORTIZATION	258,403,000	285,605,000
NET (GAIN) LOSS ON SALE OF CAPITAL ASSETS	(11,279,000)	(17,905,000)
OPERATING INCOME (LOSS)	222,716,000	241,099,000
INTEREST ON LONG-TERM DEBT	57,216,000	61,917,000
NET FOREIGN EXCHANGE (GAIN) LOSS	(1,012,000)	(150,000)
NET (GAIN) LOSS ON FINANCIAL INSTRUMENTS	6,992,000	24,214,000
LOSS ON EXTINGUISHMENT OF DEBT	2,723,000	0
RE-MEASUREMENT GAIN ON PREVIOUSLY HELD EQUITY INVESTMENT	0	(5,156,000)
OTHER EXPENSES	0	0
INCOME (LOSS) BEFORE INCOME TAX EXPENSE AND NET LOSS FROM EQUITY ACCOUNTED INVESTEE	156,797,000	160,274,000
INCOME TAX EXPENSE
Current	27,306,000	34,026,000
Deferred	5,615,000	(350,000)
Total Income Tax Expense	32,921,000	33,676,000
NET LOSS FROM EQUITY ACCOUNTED INVESTEE	0	82,000
NET INCOME (LOSS)	123,876,000	126,516,000
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(73,426,000)	(41,773,000)
Derivatives designated as cash flow hedges, net of income tax	0	0
Settlement of derivatives designated as cash flow hedges, net of income tax	0	418,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	418,000
OTHER COMPREHENSIVE INCOME (LOSS)	(73,426,000)	(41,355,000)
COMPREHENSIVE INCOME (LOSS)	$ 50,450,000	$ 85,161,000
Net income (loss) per weighted average share, basic	$ 1.12	$ 1.1
Net income (loss) per weighted average share, diluted	$ 1.12	$ 1.1
Weighted average number of shares outstanding (thousands), basic	110,480,000	114,822,000
Weighted average number of shares outstanding (thousands), diluted	110,480,000	114,822,000